Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
COMPREHENSIVE INCOME (LOSS)
Net income (loss)		$ 1,594	$ 1,111	$ (759)
Other comprehensive income (loss), net of income taxes:
Change in unrealized gains (losses), net of adjustment	[1]	(11,460)	(2,503)	2,999
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment		1,247	51	0
Changes in liability for future policy benefits - current discount rate		1,042	267	0
Other comprehensive income (loss)		(9,171)	(2,185)	2,999
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total		(7,577)	(1,074)	2,240
Less: Comprehensive income (loss) attributable to the noncontrolling interest	[1]	(3)	0	0
Comprehensive income (loss) attributable to Equitable Financial		$ (7,574)	$ (1,074)	$ 2,240

[1]	See Note 17 of the Notes to these Consolidated Financial Statements for details of change in unrealized gains (losses), net of adjustments.